Commitments and Contingent Liabilities (Details Narrative) - USD ($)	12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013	Nov. 16, 2012	Jul. 31, 2012	Jul. 31, 2011	Jun. 30, 2014	May. 20, 2011	Jul. 20, 2001
Lease Expense	$ 162,000	$ 153,000		$ 185,000
Minimum units purchased, each year	10,000,000
Monthly gross rent, including taxes and expenses						$ 6,900
Shares of CBI owned by former business associate								50.00%
Shares of CBI owned by Company								50.00%
Annual salary	$ 260,480
President
Annual salary		475,000
Antigen Employees
Annual salary		$ 371,305
Termination Of Employee
Value of damages sought					$ 7,000,000
Counterclaim proceeding							$ 2,300,000
Lawsuit filing date					20-May-11
Name of Plaintiff					Ms. Perri
Breach of contract and detinue
Value of damages sought					$ 550,000
Counterclaim proceeding					$ 200,000
Lawsuit filing date					1-Jun-11
Name of Plaintiff					Golden Bull Estates
Punitive Damages
Value of damages sought					$ 50,000
Sale Of Estate
Value of damages sought				$ 1,730,000
Lawsuit filing date				31-Aug-11
Name of Plaintiff				Antonio Perri
Damages for Unpaid Invoices
Value of damages sought				$ 429,000
Lawsuit filing date				31-Dec-11
Name of Plaintiff				Vendor
Settlement of litigation			$ 125,000
Interest per annum, failure to pay settlement			3.00%	3.00%
Fixed cost per annum, failure to pay settlement			$ 25,000	$ 25,000